PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Rates (Details)	Dec. 31, 2022	Dec. 31, 2021
North America
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	4.80%	5.10%
North America | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	4.30%
North America | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	4.90%
North America | Contracted
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	4.10%	4.30%
North America | Contracted | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	4.90%
North America | Contracted | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.40%
North America | Uncontracted
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.40%	5.60%
North America | Uncontracted | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	6.20%
North America | Uncontracted | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	6.70%
Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	7.70%	8.00%
Colombia | Contracted
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	8.50%	7.90%
Colombia | Uncontracted
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	9.70%	9.20%
Brazil | Contracted
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	8.20%	7.20%
Brazil | Uncontracted
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	9.50%	8.50%
Europe | Contracted
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	4.40%	3.90%
Europe | Uncontracted
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	4.40%	3.90%